UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-5611

Name of Fund: MuniVest Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.8%          $ 2,550    Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                   Series A, 6.125% due 12/01/2024                                                      $   2,765
                          3,500    Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75%
                                   due 6/01/2031                                                                            3,666
                          5,000    Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%
                                   due 6/01/2032                                                                            5,295
                          5,000    Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), Series B, 5.50% due 5/01/2020                     5,221

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Alaska - 1.4%             3,575    Anchorage, Alaska, Lease Revenue Bonds (Correctional Facility), 6% due 2/01/2010
                                   (a)(i)                                                                                   3,850
                          3,830    Anchorage, Alaska, Lease Revenue Bonds (Correctional Facility), 6% due 2/01/2010
                                   (a)(i)                                                                                   4,125
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Arizona - 1.6%            4,100    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project 1), Series A, 6.75% due 7/01/2029                                                4,085
                          2,100    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project), Series E, 7.25% due 7/01/2031                                                  2,255
                            500    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project), Series I, 6.10% due 7/01/2024                                                    514
                          1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project), Series I, 6.30% due 7/01/2031                                                  1,029
                          1,610    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project II), Series A, 6.75% due 7/01/2021                                       1,696
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California - 17.0%        5,000    California Health Facilities Financing Authority Revenue Bonds (Kaiser
                                   Permanente), Series A, 5.25% due 4/01/2039                                               5,170
                          1,360    California State, GO, 5.50% due 4/01/2014 (a)                                            1,507
                         12,210    California State, GO, 5.50% due 4/01/2030                                               13,209
                          5,000    California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections), Series C, 5.50% due 6/01/2022                                              5,378
                          6,000    California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections), Series C, 5.50% due 6/01/2023                                              6,446
                         11,075    California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                   Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                       11,371
                         11,250    California State, Various Purpose, GO, 5.50% due 11/01/2033                             12,147
                          5,240    California Statewide Communities Development Authority, Health Facility Revenue
                                   Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                            5,686
                          1,250    Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B,
                                   5% due 12/01/2027                                                                        1,260
                         10,725    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                         12,807
                          3,750    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                           4,461
                          1,425    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-5, 7.875% due 6/01/2042                                          1,702
                         13,900    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B, 5.375% due 6/01/2010 (a)                                       14,771
                          6,000    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                   Bonds, Series T, 5% due 5/15/2030 (f)                                                    6,182
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

Portfolio Abbreviations

To simplify the listings of MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Colorado - 0.7%         $   695    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                   6.60% due 5/01/2028                                                                  $     716
                            250    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                   7.50% due 4/01/2031                                                                        259
                          3,000    Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center),
                                   Series A, 5.25% due 6/01/2034                                                            3,060
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Connecticut - 0.5%        2,810    Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                   Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                             2,992
---------------------------------------------------------------------------------------------------------------------------------
Florida - 3.9%            6,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Adventist Health System), Series C, 5.25% due 11/15/2036                                6,205
                          6,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Adventist Health System), Series D, 5.375% due 11/15/2035                               6,205
                         10,320    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Adventist Health System), 5.625% due 11/15/2032                                        10,899
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Georgia - 3.2%              250    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                   6.60% due 1/01/2018 (e)                                                                    289
                          4,600    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                   6.60% due 1/01/2018                                                                      5,297
                            250    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                   10% due 1/01/2010 (e)                                                                      301
                          4,390    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                   (Georgia College and State University Foundation), 5.50% due 9/01/2024                   4,562
                          3,500    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                   (Georgia College and State University Foundation), 5.625% due 9/01/2030                  3,653
                          4,785    Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                   Corporation-Scherer), Series A, 6.80% due 1/01/2011                                      5,318
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Idaho - 0.1%                675    Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                                   6.90% due 1/01/2027                                                                        676
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Illinois - 16.6%          5,000    Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                   Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019 (c)                      5,338
                          8,540    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                   Series 368, 8.17% due 7/01/2011 (c)(m)                                                  10,262
                         11,200    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 6% due 1/01/2029 (n)                                                        12,299
                          7,000    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                   DRIVERS, AMT, Series 253, 7.676% due 1/01/2020 (c)(m)                                    7,948
                             80    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%
                                   due 3/01/2032 (d)(k)                                                                        82
                         10,000    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                   Management LLC Project), AMT, 6% due 11/01/2023                                         10,478
                          2,140    Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                   Providers Facilities), Series A, 6.50% due 7/01/2022                                     2,298
                          1,365    Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                   Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                         1,394
                            455    Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023         457
                          5,245    Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                   GO, DRIVERS, Series 283, 7.706% due 2/01/2018 (f)(m)                                     6,323
                          5,000    McLean and Woodford Counties, Illinois, Community Unit, School District
                                   Number 005, GO, Refunding, 6.25% due 12/01/2014 (i)                                      5,585
                          4,000    McLean and Woodford Counties, Illinois, Community Unit, School District
                                   Number 005, GO, Refunding, 6.375% due 12/01/2016 (i)                                     4,497
                         18,550    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                   due 6/15/2023 (c)                                                                       20,307
                          3,500    Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                   due 11/01/2020 (h)                                                                       4,285
                          4,000    Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                   due 6/01/2020 (f)                                                                        5,364
                             55    Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2010 (a)(i)                                                       61
                            375    Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2010 (a)(i)                                                      417
                            440    Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2010 (a)(i)                                                      489
                            605    Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2010 (a)(i)                                                      672
                            505    Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2013 (i)                                                         557
                            395    Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2015 (i)                                                         436
---------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Indiana - 7.8%          $ 5,000    Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds (Cardinal
                                   Health System Obligated Group), 5.125% due 8/01/2029                                 $   4,963
                          8,350    Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                                   Bonds (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                         8,558
                          4,290    Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                   due 1/01/2017 (j)                                                                        4,299
                          8,195    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%
                                   due 12/01/2016                                                                           9,608
                         15,335    Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Refunding Bonds,
                                   Series D, 6.75% due 2/01/2014                                                           17,487
                          1,870    Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District Tax
                                   Allocation Bonds, 5% due 2/01/2026                                                       1,876
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Kansas - 0.7%             3,805    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage
                                   Backed Securities Program), AMT, Series A-4, 5.95% due 12/01/2033 (d)                    3,900
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.0%         10,575    Louisiana Local Government, Environmental Facilities, Community Development
                                   Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                   6.30% due 7/01/2030 (h)                                                                 11,726
                          6,220    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                   Missionaries of Our Lady Health System, Inc.), Series A, 5% due 8/15/2033                6,238
                         11,660    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                   Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036            11,924
---------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                775    Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                   (Avesta Housing Development Corporation Project), Series A, 5.70% due 8/01/2021            795
                          1,190    Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                   (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034             1,227
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Massachusetts - 9.3%      2,035    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25%
                                   due 1/01/2011 (e)                                                                        2,447
                          3,010    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                                   Transportation System), Series A, 7% due 3/01/2019                                       3,663
                         10,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   DRIVERS, VRDN, Series 1052, 6.323% due 8/15/2013 (i)(m)                                 10,669
                         30,000    Massachusetts State Water Resource Authority, Revenue Bonds, Series A, 6.50%
                                   due 7/15/2019                                                                           35,132
                          1,000    Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A,
                                   6% due 8/01/2010 (a)(f)                                                                  1,092
                          2,480    Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A,
                                   6% due 8/01/2010 (a)(f)                                                                  2,708
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Michigan - 3.3%           7,695    Delta County, Michigan, Economic Development Corporation, Environmental
                                   Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%
                                   due 4/15/2012 (a)                                                                        8,656
                          3,715    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                   (Mount Clemens General Hospital), Series B, 5.75% due 11/15/2025                         3,864
                          4,250    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                   (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                        4,487
                          1,900    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                    1,999
                          1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                                   (Sinai Hospital), 6.70% due 1/01/2026                                                    1,017
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Minnesota - 1.5%          7,235    Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                   Series A, 5.75% due 11/15/2032                                                           7,641
                          1,405    Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                   Obligation Group), Series A, 6.25% due 5/01/2017 (i)                                     1,537
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Mississippi - 6.2%        9,160    Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                   (Weyerhaeuser Company Project), Series A, 6.80% due 4/01/2022                           10,878
                          4,500    Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                   (Weyerhaeuser Company Project), Series B, 6.70% due 4/01/2022                            5,297
                         20,705    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                   Energy Resources Inc. Project), 5.875% due 4/01/2022                                    20,840
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Missouri - 0.5%           2,600    Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                   Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                                2,674
                            250    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                   (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (d)                                   262
---------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%            6,000    Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A,
                                   5.20% due 5/01/2033                                                                      6,175
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Nebraska - 0.1%             490    Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                                   6.30% due 9/01/2028 (d)(k)                                                                 492
---------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.8%           $ 3,475    Nevada Housing Division, Multi-Unit Housing Revenue Bonds (Arville Electric
                                   Project), AMT, 6.60% due 10/01/2023 (b)                                              $   3,548
                          1,200    Nevada Housing Division Revenue Bonds (Multi-Unit Housing), AMT, Issue B, 7.45%
                                   due 10/01/2017 (b)                                                                       1,207
                             75    Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior Series E, 7%
                                   due 10/01/2019 (j)                                                                          75
                             20    Nevada Housing Division Revenue Bonds (S/F Program), AMT, Series A, 6.55%
                                   due 10/01/2012 (j)                                                                          20
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.7%      1,275    New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                                   (Catholic Medical Center), 5% due 7/01/2032                                              1,277
                          2,675    New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                   (Elliot Hospital), Series B, 5.60% due 10/01/2022                                        2,813
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New Jersey - 7.5%         9,080    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                         9,448
                          2,885    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                         3,062
                          2,855    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                         2,964
                          6,695    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                         7,060
                          9,705    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                   5.125% due 3/01/2028                                                                    10,047
                          2,675    New Jersey EDA, School Facilities Construction Revenue Bonds, Series P,
                                   5.25% due 9/01/2026                                                                      2,834
                          8,480    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                   Bonds, 7% due 6/01/2041                                                                  9,605
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New Mexico - 0.6%         3,300    Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico -
                                   San Juan Project), Series A, 5.80% due 4/01/2022                                         3,344
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New York - 17.8%            400    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                   Refunding Bonds, VRDN, Series B, 3.40% due 11/01/2022 (i)(l)                               400
                          9,925    Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                   due 11/15/2035 (c)                                                                      10,242
                          6,000    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                   Series A, 5.125% due 11/15/2031                                                          6,204
                          6,750    Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                   Bonds, Series F, 5% due 11/15/2030                                                       6,883
                         16,700    New York City, New York, City Municipal Financing Authority, Water and Sewer
                                   Systems Revenue Bonds, Series B, 5% due 6/15/2036                                       17,178
                          7,500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                   System, Revenue Refunding Bonds, Series C, 5% due 6/15/2031                              7,714
                          7,875    New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                   Series 283, 8.74% due 11/15/2015 (m)                                                     9,489
                            965    New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (f)               1,064
                          7,150    New York City, New York, GO, Series F, 5.25% due 1/15/2033                               7,437
                            360    New York City, New York, GO, Series I, 6.25% due 4/15/2007 (a)(n)                          372
                             20    New York City, New York, GO, Series I, 6.25% due 4/15/2017 (n)                              21
                          6,000    New York City, New York, GO, Sub-Series I-1, 5% due 4/01/2024                            6,188
                          4,250    New York City, New York, GO, Sub-Series I-1, 5% due 4/01/2025                            4,376
                         11,600    New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs
                                   Headquarters), 5.25% due 10/01/2035                                                     12,570
                          1,000    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                   Series A, 6.50% due 7/01/2025                                                            1,070
                         11,875    New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305,
                                   8.24% due 5/15/2015 (c)(m)                                                              14,031
                            400    New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                   Sub-Lien, VRDN, Series 4V, 3.47% due 4/01/2022 (i)(l)                                      400
                          1,200    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                   Refunding Bonds, VRDN, Series C, 3.41% due 1/01/2032 (h)(l)                              1,200
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North Carolina - 0.7%     4,105    Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                   Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT,
                                   5.75% due 8/01/2035                                                                      4,293
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Oregon - 0.6%             3,305    Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 7.72%
                                   due 8/01/2020 (f)(m)                                                                     3,815
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Pennsylvania - 4.1%       2,440    Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                                   Acquisition, 6.125% due 12/15/2010 (a)(c)                                                2,679
                          6,250    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (University of Pennsylvania Medical Center Health System), Series A,
                                   6% due 1/15/2031                                                                         6,764
                          1,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                   Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                  1,037
---------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                        $ 1,355    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                   Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                  $   1,405
                          9,280    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                   Healthcare System), Series B, 7.125% due 12/01/2031                                     10,901
                          1,750    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                              1,905
---------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.1%     1,000    Georgetown County, South Carolina, Environmental Improvement Revenue Refunding
                                   Bonds (International Paper Company Project), AMT, Series A, 5.55% due 12/01/2029         1,032
                          3,500    Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                   Refunding and Improvement Bonds, 5.50% due 11/01/2032                                    3,625
                          2,450    Medical University Hospital Authority, South Carolina, Hospital Facilities
                                   Revenue Refunding Bonds, 6.50% due 8/15/2012 (a)                                         2,803
                          5,000    Richland County, South Carolina, Environmental Improvement Revenue Refunding
                                   Bonds (International Paper), AMT, 6.10% due 4/01/2023                                    5,382
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Tennessee - 1.6%          2,000    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                   Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                                   2,000
                          2,380    Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                   Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)         2,725
                          4,120    Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                   Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)         4,717
---------------------------------------------------------------------------------------------------------------------------------
Texas - 19.7%             6,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   First Tier, Series A, 6.70% due 1/01/2028                                                6,377
                          1,290    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   First Tier, Series A, 6.70% due 1/01/2032                                                1,361
                          3,055    Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                   Series A, 7.70% due 4/01/2033                                                            3,564
                         11,870    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                   Series B, 5.05% due 6/01/2030                                                           11,874
                         11,460    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                   Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                   due 5/15/2033                                                                           12,757
                          3,000    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (g)                  3,332
                         10,250    Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                   Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%
                                   due 4/01/2026                                                                           10,470
                          6,000    Gulf Coast, Texas, Waste Disposal Authority Revenue Refunding Bonds
                                   (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                        6,422
                         10,485    Harris County, Texas, Health Facilities Development Corporation, Revenue
                                   Refunding Bonds, DRIVERS, Series 1018, 7.70% due 7/01/2010 (m)                          13,919
                          5,500    Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior
                                   Lien, Series G, 5.75% due 11/15/2020 (c)                                                 5,951
                          1,795    Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                                   AMT, 6.375% due 1/01/2023                                                                1,913
                          2,030    Mansfield, Texas, Independent School District, GO, Refunding, 6.625% due 2/15/2015       2,226
                          9,355    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                   (Centerpoint Energy Project), 5.60% due 3/01/2027                                        9,760
                          5,225    Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014          5,680
                          2,700    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                   6.45% due 11/01/2030                                                                     2,863
                          5,000    Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B,
                                   6.70% due 11/01/2030                                                                     5,362
                          7,280    Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                   Energy Company LLC), Series C, 5.20% due 5/01/2028                                       7,410
                          6,250    San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469x, 7.77%
                                   due 2/01/2014 (m)                                                                        7,112
---------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%            1,000    Vermont Educational and Health Buildings Financing Agency, Developmental and
                                   Mental Health Revenue Bonds (Howard Center for Human Services), Series A,
                                   6.375% due 6/15/2022                                                                     1,048
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.3%           1,425    Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                   Series A, 5.875% due 6/01/2017                                                           1,532
---------------------------------------------------------------------------------------------------------------------------------
Washington - 8.1%         5,330    Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                   Series 248, 7.706% due 7/01/2018 (c)(m)                                                  6,316
                          3,510    Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                   Series 255, 8.203% due 7/01/2018 (h)(m)                                                  4,261
---------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                        $ 7,350    Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                   Series 256, 8.206% due 7/01/2017 (c)(m)                                              $   8,965
                          2,400    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
                                   Project), 6.125% due 12/01/2032                                                          2,368
                          8,100    Washington State, GO, Trust Receipts, Class R, Series 6, 8.197%
                                   due 1/01/2014 (i)(m)                                                                     9,322
                         14,320    Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                   Project Number 1), Series B, 7.125% due 7/01/2016                                       17,509
---------------------------------------------------------------------------------------------------------------------------------

Wisconsin - 2.4%          4,015    Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue
                                   Bonds, 6.125% due 6/01/2027                                                              4,240
                          1,765    Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                1,894
                          5,000    Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue
                                   Bonds (Hudson Memorial Hospital), 5.70% due 1/15/2029 (j)                                5,237
                          3,040    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                   (Synergyhealth Inc.), 6% due 11/15/2032                                                  3,257
---------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands -     8,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
1.5%                               Coker Project), AMT, 6.50% due 7/01/2021                                                 8,980
---------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds (Cost - $860,989) - 152.2%                                       913,218
---------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held    Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                         18,600    Merrill Lynch Institutional Tax-Exempt Fund, 3.31% (o)(p)                               18,600
---------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities (Cost - $18,600) - 3.1%                                     18,600
---------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $879,589*) - 155.3%                                          931,818

                                   Other Assets Less Liabilities - 0.4%                                                     2,389

                                   Preferred Stock, at Redemption Value - (55.7%)                                        (334,313)
                                                                                                                        ---------
                                   Net Assets Applicable to Common Stock - 100.0%                                       $ 599,894
                                                                                                                        =========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 879,662
                                                                      =========
      Gross unrealized appreciation                                   $  53,416
      Gross unrealized depreciation                                      (1,260)
                                                                      ---------
      Net unrealized appreciation                                     $  52,156
                                                                      =========

(a)   Prerefunded.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   FNMA/GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j)   FHA Insured.
(k)   FHLMC Collateralized.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
(o)   Represents the current yield as of 5/31/2006.

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2006                        (in Thousands)

(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      Affiliate                                         Net Activity               Dividend Income
      --------------------------------------------------------------------------------------------
      Merrill Lynch Institutional
      Tax-Exempt Fund                                      18,600                         $     48
      --------------------------------------------------------------------------------------------

o Forward interest rate swaps outstanding as of May 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------
                                                         Notional                      Unrealized
                                                          Amount                      Appreciation
      --------------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond
         Market Association Municipal Swap
         Index Rate and pay a fixed rate of 4.168%

      Broker, JPMorgan Chase Bank
         Expires June 2026                               $ 25,000                         $    609

      Receive a variable rate equal to 7-Day Bond
         Market Association Municipal Swap
         Index Rate and pay a fixed rate of 4.231%

      Broker, JPMorgan Chase Bank
         Expires June 2026                               $ 12,500                              204
      --------------------------------------------------------------------------------------------
      Total                                                                               $    813
                                                                                          ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund, Inc.

Date: August 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund, Inc.

Date: August 1, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniVest Fund, Inc.

Date: August 1, 2006